Operating Lease (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2022 USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
Twelve months ended March 31, 2023	$ 106,173
Twelve months ended March 31, 2024	106,173
Twelve months ended March 31, 2025 and thereafter	44,239
Total lease payments	256,585
Less: imputed interest	(11,724)
Present value of lease liabilities	$ 244,861